Subsequent Events	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

Dividends on 6% Preferred Stock

On April 19, 2025, the board of directors of the Company declared a quarterly cash dividend on the Company’s 6% Convertible Exchangeable Preferred Stock scheduled for May 1, 2025. The cash dividend was paid on May 1, 2025, to Preferred Stock stockholders of record as of the close of business on April 29, 2025. The Board of Directors will continue to evaluate the payment of a quarterly cash dividend on a quarterly basis.

Preferred Stock Conversions

On April 2, 2025, all of the remaining 354,738 shares of the Company’s Series D Preferred Stock was converted into 162,588 shares of common stock.

On April 29, 2025, all of the 1,000,000 shares of the Company’s Series E Preferred Stock was converted into 45,833 shares of common stock.

Amendment to Amended and Restated Certificate of Incorporation

On April 25, 2025, after obtaining the approval of the Board of Directors and the Company’s majority stockholder, the Company filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation to increase the number of authorized shares of the Company’s common stock from two hundred fifty million (250,000,000) to six hundred million (600,000,000). The amendment did not result in any changes to the issued and outstanding shares of the Company’s common stock, and only affects the number of shares that may be issued by the Company in the future.

Proposed Business Combination of FITTERS Diversified Berhad

On May 6, 2025, the Company entered into an Exchange Agreement with FITTERS Diversified Berhad (9318.KL; “FITTERS”), an investment holding company engaged, through its subsidiaries, in the business of the sale of fire safety materials, equipment and fire prevention systems, “Waste-To-Resource” services and real estate development and construction. Pursuant to the Exchange Agreement, all of the ordinary shares owned by FITTERS of FITTERS’ subsidiary, Fitters Sdn. Bhd., a Malaysia-based private limited company (“Fitters Sub”) shall be exchanged for common stock, par value $0.001, of the Company (the “Purchaser Stock”), and Fitters Sub shall be continuing as a wholly-owned subsidiary of the Company (the “Transaction”). As part of the Transaction, Cyclacel shall issue an amount of Purchaser Stock equal to 19.99% percent, which percentage may be subject to adjustment, of the issued and outstanding shares of Purchaser Stock as of the closing date to FITTERS. At the closing, it is expected that Cyclacel stockholders will own approximately 80.01% of the combined company. Cyclacel expects that at the closing of the Transaction, its common shares will continue to be listed on the Nasdaq Capital Market under a new ticker symbol and Cyclacel will be renamed Bio Green Med Solution, Inc. Among the termination rights, both Cyclacel and FITTERS have the right to terminate the Exchange Agreement if the closing date of the Transaction has not occurred on or before September 30, 2025. It is currently anticipated that at least one of the officers or directors of FITTERS or Fitters Sub will be appointed to Cyclacel.

The Transaction is subject to approval from Cyclacel stockholders and FITTERS shareholders. The Exchange Agreement has been unanimously approved by the Boards of Directors of each of Cyclacel, FITTERS and Fitters Sub.

Reverse Stock Split

On May 7, 2025, the Company filed an amendment to its Certificate of Incorporation (“Certificate of Amendment”) to implement a one-for-sixteen reverse stock split. The effective date of the Certificate of Amendment is May 12, 2025 (the “Effective Date”). The Company’s common stock began trading on a split-adjusted basis when the market opened on the Effective Date. The Board of Directors of the Company approved the amendment to the Company’s Certificate of Incorporation primarily to meet the share bid price requirements of The Nasdaq Capital Market. The Company’s stockholders approved the Certificate of Amendment at a special meeting of its stockholders held on February 6, 2025.

As a result of the reverse stock split, on the Effective Date, every sixteen shares of common stock then issued and outstanding automatically was combined into one share of common stock, with no change in par value per share. No fractional shares were outstanding following the reverse stock split, and any fractional shares that would have resulted from the reverse stock split have been (a) rounded up to the nearest whole number for any shareholder who would otherwise be entitled to receive one-half or more of a fractional split-adjusted share, and (b) rounded down to the nearest whole number for any shareholder who would otherwise be entitled to receive less than one-half of a fractional split-adjusted share.